RELATED PARTY TRANSACTIONS - Disclosure of information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party transactions [abstract]
Salaries	$ 391	$ 410	$ 432
Directors' fees	35	36	36
Share-based compensation	85	60	53
Key management personnel compensation	$ 511	$ 506	$ 521